Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000030507
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate Duration Institutional Class
Without Sales Load [Member] | C000030507
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.46%)	5.73%	0.49%	1.72%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	(0.37%)	4.88%	(0.40%)	1.46%